Reinsurance - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reinsurance [Line Items]
Reinsurance recoverables and receivables, collateral	$ 3,970,978	$ 3,419,252
Minimum
Reinsurance [Line Items]
Reinsurance retained amount per individual	1,000	1,000
Maximum
Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 5,000	$ 5,000